Schedule of Number of Stock Options (Detail) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	1,012,230	1,073,002	1,155,966
Granted	273,541	218,695	193,833
Exercised	(437,751)	(254,440)	(244,218)
Cancelled/Forfeited/Expired	(16,319)	(25,027)	(32,579)
Number of options, Outstanding ending balance	831,701	1,012,230	1,073,002
Weighted average exercise price, Outstanding beginning balance	$ 53.91	$ 46.26	$ 40.31
Granted	$ 69.18	$ 67.00	$ 72.95
Exercised	$ 53.58	$ 33.26	$ 40.32
Cancelled/Forfeited/Expired	$ 49.25	$ 50.59	$ 38.38
Weighted average exercise price, Outstanding ending balance	$ 59.20	$ 53.91	$ 46.26